Cash generated from operating activities (Tables)	12 Months Ended
Dec. 31, 2024
Cash generated from operating activities
Summary of cash (used in) operating activities

	Year ended
	December 31,
	2024	2023	2022
	$’m	$’m	$’m
(Loss)/profit for the year	(3)	(50)	237
Income tax charge/(credit) (note 7)	13	(21)	19
Net finance expense/(income) (note 6)	192	147	(80)
Depreciation and amortization (notes 10, 11)	449	418	359
Exceptional operating items (note 5)	21	106	90
Movement in working capital	40	270	(202)
Exceptional costs paid, including restructuring	(53)	(56)	(101)
Cash generated from operations	659	814	322